UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21552

                        J.P. Morgan Access Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 22

                                             New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                             New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

June 30, 2015

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Members’ Capital	Liquidity (e)
Diversified
OZ Domestic Partners II, L.P. (b)	221,785,400	254,983,673	8.86	Quarterly
Winton Diversified Futures Fund (US) L.P.	91,000,000	94,506,665	3.28	Monthly

Total	312,785,400	349,490,338	12.14

Event Driven - Core
Apollo Asia Opportunity Fund, L.P.	94,637	19,818	0.00 (a)	Side Pocket*
Corvex Partners LP (b)	119,500,000	159,429,069	5.54	Quarterly
Deephaven Event Fund LLC	81,842	7,271	0.00 (a)	In Liquidation**
Paulson Partners Enhanced, L.P. (b)	152,028,901	176,984,471	6.15	Semi-Annual
Perry Partners, L.P.	26,102,142	24,463,796	0.84	Quarterly
Third Point Partners Qualified L.P. (b)	111,619,644	143,477,379	4.99	Quarterly
Tyrus Capital Event Fund, L.P.	4,137,940	5,393,563	0.19	Quarterly
ValueAct Capital Partners, L.P.	165,491	480,334	0.02	Side Pocket*

Total	413,730,597	510,255,701	17.73

Event Driven - Distressed
Caspian Select Credit Fund, L.P.	115,800,000	129,045,441	4.49	Quarterly
GSO Special Situations Fund LP	131,931,726	126,687,525	4.40	Quarterly
Strategic Value Restructuring Fund, LP	1,493,472	200,198	0.00 (a)	In Liquidation**
SVRF (Onshore) Holdings LLC	71,440	33,955	0.00 (a)	In Liquidation**
York Credit Opportunities Fund, L.P. (b)	182,219,027	203,247,366	7.07	Quarterly
York European Opportunities Fund L.P.	140,000,000	141,883,118	4.93	Quarterly

Total	571,515,665	601,097,603	20.89

Long/Short Equities
Alyeska Fund, L.P. (b)	30,000,000	30,019,663	1.04	Monthly
Brahman Partners III, L.P. (b)	118,850,000	153,566,276	5.34	Quarterly
Copper River Partners, L.P.	57,214	14,968	0.00 (a)	In Liquidation**
Glenview Institutional Partners, L.P. (b)	146,510,816	187,219,313	6.51	Quarterly/Side Pocket*
JANA Partners Qualified, L.P. (b)	151,500,683	156,391,053	5.44	Quarterly
Miura Global Partners II, LP (b)	117,486,942	128,919,623	4.48	Monthly
Pershing Square, L.P. (b)	85,000,000	94,291,125	3.27	Quarterly

Total	649,405,655	750,422,021	26.08

Opportunistic/Macro
Black River Commodity Multi-Strategy Fund LLC	433,067	155,197	0.01	Side Pocket*
Brevan Howard L.P. (b)	1,324,971	3,083,278	0.11	Monthly
Caxton Global Investments (USA) LLC (b)	60,000,000	59,677,014	2.07	Quarterly
D.E. Shaw Oculus Fund, L.L.C. (b)	89,392,961	119,625,707	4.15	Quarterly

Total	151,150,999	182,541,196	6.34

Relative Value
Aristeia Partners, L.P. (b)	128,000,000	125,053,440	4.34	Quarterly
GoldenTree Partners, L.P. (b)	4,177,312	10,469,058	0.36	In Liquidation**
Good Hill SPV, Ltd.	213,659	178,268	0.01	In Liquidation**
Magnetar Capital Fund, LP	273,661	43,412	0.00 (a)	In Liquidation**
Magnetar Risk Linked Fund (US), Ltd.	294,734	495,936	0.02	Side Pocket*
Magnetar SPV LLC	22,928	24,684	0.00 (a)	In Liquidation**
Pine River Fund, L.P. (b)	48,000,000	49,891,848	1.74	Quarterly
Rose Grove Partners I, LP	19,067,240	18,819,426	0.65	Quarterly
Tricadia Credit Strategies L.P.	119,000,000	122,316,537	4.25	Quarterly
Waterfall Victoria Fund, L.P.	1,309	17,270	0.00 (a)	Side Pocket*

Total	319,050,843	327,309,879	11.37

Total Investments in Investment Funds	2,417,639,159	2,721,116,738	94.55

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2015

(Unaudited)

	Cost ($)	Fair Value ($)	% of Members’ Capital	Liquidity (e)
Private Equity Investment
United States:
Energy
BlackLight Power, Inc. (f)	179,400	134,550	0.00 (a)	Illiquid***

Total Private Equity Investment	179,400	134,550	0.00 (a)

Short-Term Investment
Investment Company
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.01% (b),(c),(d)	36,752,071	36,752,071	1.28	Daily

Total Investments	2,454,570,630 †	2,758,003,359	95.83
Other Assets, less Liabilities		119,910,393	4.17

Members’ Capital		2,877,913,752	100.00

(a)	Amount rounds to less than 0.01%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(c)	Investment in affiliate. 36,752,071 shares in the Money market fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2015.
(e)	Certain funds may be subject to an initial lockup period.
(f)	Received 15 shares via an in-kind distribution from Black Bear I, L.P. Fund.
*	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
**

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s delayed receipt of redemption proceeds.

***	Subject to in-kind distribution liquidity provisions.
†	Aggregate cost for U.S. federal income tax purposes is substantially the same.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

June 30, 2015

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	12.67%
Event Driven-Core	18.50%
Event Driven-Distressed	21.79%
Long/Short Equities	27.21%
Opportunistic/Macro	6.62%
Relative Value	11.87%
Private Equity Investment	0.01%
Short-Term Investment	1.33%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 10% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments June 30, 2015 (Unaudited)

1.  Valuation of Investments

The valuation of the investments is in accordance with GAAP and the J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase, has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

Investments in the affiliated money market fund are valued at such fund’s NAV per share as of the valuation date.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments June 30, 2015 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investments in an affiliated money market mutual fund and a private equity investment, as disclosed on the Schedule of Investments, are designated as Level 1 and Level 3, respectively.

The Fund adopted the disclosure provision of the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Accordingly, for the period ended June 30, 2015, Investment Funds with a fair value of $2,721,116,738 have not been categorized in the fair value hierarchy.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Access Multi-Strategy Fund, L.L.C.
By (Signature and Title)* /s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)
Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)
Date August 28, 2015
By (Signature and Title)* /s/ Laura M. Del Prato
Laura M. Del Prato, Principal Financial Officer
(principal financial officer)
Date August 28, 2015

* Print the name and title of each signing officer under his or her signature.